The Millicom Group - A.1.3. Disposal of subsidiaries and decreases in non-controlling interests of subsidiaries (Details) - Discontinued Operations - Rwanda - USD ($) $ in Millions		12 Months Ended
	Jan. 31, 2018	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Gain (loss) on disposal of discontinued operations	$ (32)
Millicom Rwanda Limited
Disclosure of subsidiaries [line items]
Gain (loss) on disposal of discontinued operations		$ (32)